BLACKROCK FUNDSSM

BlackRock Global Long/Short Credit Fund

(the “Fund”)

Supplement dated August 1, 2018 to the Summary Prospectus and Prospectus for Investor A, Investor C and Institutional Shares of the Fund and the Statement of Additional Information of the Fund, each dated November 28, 2017

Effective September 4, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. Shares purchased before September 4, 2018 will be subject to a CDSC of 0.75%.

The “Share Classes at a Glance” chart in the section of the Prospectus entitled “Account Information—How to Choose the Share Class that Best Suits Your Needs” is amended to delete the row captioned “Deferred Sales Charge?” applicable to Investor A Shares, and to replace it with the following:

Deferred Sales Charge?	No. (May be charged for purchases of $250,000 or more that are redeemed within 18 months).

The chart in the section of the Prospectus entitled “Account Information—Details About the Share Classes—Investor A Shares—Initial Sales Charge Option” is deleted in its entirety and replaced with the following:

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Dealer Compensation as a % of Offering Price
Less than $25,000	4.00%	4.17%	3.75%
$25,000 but less than $100,000	3.75%	3.90%	3.50%
$100,000 but less than $250,000	3.50%	3.63%	3.25%
$250,000 and over[2]	0.00%	0.00%	—[2]

[1]	Rounded to the nearest one-hundredth percent.

[2]

If you invest $250,000 or more in Investor A Shares, you will not pay an initial sales charge. In that case, BlackRock compensates the Financial Intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% (0.75% for shares purchased before September 4, 2018) of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

The first paragraph in the section of the Prospectus entitled “Account Information—Details About the Share Classes—Investor A Shares at Net Asset Value” is deleted in its entirety and replaced with the following:

If you invest $250,000 or more in Investor A Shares, you will not pay any initial sales charge. However, if you redeem your Investor A Shares within 18 months after purchase, you may be charged a deferred sales charge of

1.00% (0.75% for shares purchased before September 4, 2018) of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see “Contingent Deferred Sales Charge Waivers.”

Effective September 4, 2018, the following changes are made to the Fund’s Statement of Additional Information:

The first sentence of the second paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Reduced Initial Sales Charges—Other” is deleted in its entirety and replaced with the following:

If you invest $1,000,000 ($250,000 for BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Global Long/Short Credit Fund of BlackRock FundsSM, BlackRock Global Long/Short Credit Fund of BlackRock Funds IV, BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust and BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II and BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V) or more in Investor A or Investor P Shares, as applicable, you may not pay an initial sales charge.

The third paragraph in the section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Reduced Initial Sales Charges—Other” is deleted in its entirety and replaced with the following:

With respect to certain employer-sponsored retirement plans, if a dealer waives its right to receive a placement fee, the Fund may, at its own discretion, waive the CDSC (as defined below) related to purchases of $1,000,000 ($250,000 for BlackRock Total Return Fund of BlackRock Bond Fund, Inc., BlackRock Global Long/Short Credit Fund of BlackRock FundsSM, BlackRock Global Long/Short Credit Fund of BlackRock Funds IV, BlackRock Multi-Asset Income Portfolio and BlackRock Managed Income Fund of BlackRock Funds II, BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc., BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust and BlackRock New Jersey Municipal Bond Fund, BlackRock New York Municipal Opportunities Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, and $500,000 for BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II and BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V) or more of Investor A or Investor P Shares. This may depend upon the policies, procedures and trading platforms of your financial intermediary; consult your financial adviser.

The section of Part II of the Statement of Additional Information entitled “Purchase of Shares—Reduced Initial Sales Charges—Purchase Privileges of Certain Persons” is deleted in its entirety and replaced with the following:

Placement Fees.

BlackRock may pay placement fees to dealers on purchases of Investor A and Investor P Shares of all Funds, which may depend on the policies, procedures and trading platforms of your financial intermediary.

Except as noted below these placement fees may be up to the following amounts for Investor A Shares:

$1 million but less than $3 million	0.50%
$3 million but less than $15 million	0.25%
$15 million and above	0.15%

With respect to BlackRock High Yield Bond Portfolio and BlackRock Core Bond Portfolio of BlackRock Funds II, BlackRock High Yield Bond Portfolio and BlackRock Core Bond Portfolio of BlackRock Funds V, BlackRock U.S. Mortgage Portfolio of Managed Account Series, BlackRock U.S. Mortgage Portfolio of Managed Account Series II, BlackRock Global Long/Short Credit Fund of BlackRock FundsSM (for shares purchased prior to September 4, 2018) and BlackRock Global Long/Short Credit Fund of BlackRock Funds IV (for shares of the Predecessor Fund purchased prior to September 4, 2018), BlackRock CoreAlpha Bond Fund of BlackRock Funds III, BlackRock CoreAlpha Bond Fund of BlackRock Funds VI and BlackRock Strategic Global Bond Fund, Inc., the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.75%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

With respect to the BlackRock Inflation Protected Bond Portfolio of BlackRock Funds II and BlackRock Inflation Protected Bond Portfolio of BlackRock Funds V, the placement fees may be up to the following amounts:

$1 million but less than $3 million	0.15%
$3 million but less than $15 million	0.10%
$15 million and above	0.05%

With respect to BlackRock Global/Long Short Credit Fund of BlackRock FundsSM (for purchases on or after September 4, 2018) and BlackRock Global/Long Short Credit Fund of BlackRock Funds IV, BlackRock Emerging Markets Flexible Dynamic Bond Portfolio of BlackRock Funds II and BlackRock Emerging Markets Flexible Dynamic Bond Portfolio of BlackRock Funds V, the placement fees may be up to the following amounts:

$1 million but less than $3 million	1.00%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

With respect to BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds II

and BlackRock Low Duration Bond Portfolio, BlackRock Floating Rate Income Portfolio, BlackRock Credit Strategies Income Fund and BlackRock Strategic Income Opportunities Portfolio of BlackRock Funds V , the placement fees may be up to the following amounts:

$500,000 but less than $3 million	0.75%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

With respect to the Short-Term Municipal Fund of BlackRock Municipal Bond Fund, Inc. the placement fees may be up to the following amounts:

$250,000 and above	0.50%

With respect to the BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust, BlackRock California Municipal Opportunities Fund of BlackRock California Municipal Series Trust, BlackRock New York Municipal Opportunities Fund of BlackRock Multi-State Municipal Series Trust, BlackRock High Yield Municipal Fund and BlackRock National Municipal Fund of BlackRock Municipal Bond Fund, Inc. and BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, the placement fees may be up to the following amounts:

$250,000 but less than $4 million	1.00%
$4 million but less than $10 million	0.50%
$10 million and above	0.25%

With respect to BlackRock Total Return Fund of BlackRock Bond Fund, Inc., the placement fees may be up to the following amounts:

$250,000 but less than $3 million	0.75%
$3 million but less than $15 million	0.50%
$15 million and above	0.25%

With respect to Investor P Shares of iShares Municipal Bond Index Fund, a series of BlackRock FundsSM, the placement fees may be up to 0.15% on sales of Investor P Shares of $1,000,000 and above.

There are no placement fees for Investor P Shares of iShares U.S. Aggregate Bond Index Fund, a series of BlackRock Funds III.

For the tables above, the placement fees indicated will apply up to the indicated breakpoint (so that, for example, a sale of $4 million worth of Investor A Shares of BlackRock Strategic Income Opportunities of BlackRock Funds II will result in a placement fee of up to 0.75% on the first $3 million and 0.50% on the final $1 million).

Shareholders should retain this Supplement for future reference.

PRSAI-GLSC-0818SUP

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